Stockholders' Equity (Deficit) (Details)																																					1 Months Ended			2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 15, 2021 USD ($) $ / shares	Aug. 26, 2021 USD ($) $ / shares shares	Jul. 21, 2021 shares	Jun. 23, 2021 $ / shares shares	May 12, 2021 $ / shares shares	May 06, 2021 $ / shares shares	Apr. 19, 2021 $ / shares shares	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 23, 2021 $ / shares shares	Mar. 17, 2021 $ / shares shares	Mar. 11, 2021 shares	Feb. 22, 2021 $ / shares shares	Feb. 05, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares shares	Jan. 28, 2021 USD ($) $ / shares shares	Jan. 21, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 11, 2021 $ / shares shares	Jan. 06, 2021 USD ($) $ / shares shares	Jan. 04, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 28, 2020 USD ($)	Dec. 14, 2020 USD ($) $ / shares shares	Aug. 27, 2020 USD ($) shares	Jul. 30, 2020 $ / shares shares	Jul. 17, 2020 $ / shares shares	Jul. 09, 2020 $ / shares shares	Jun. 26, 2020 USD ($) $ / shares shares	Jun. 23, 2020 USD ($) $ / shares shares	Jun. 17, 2020 USD ($) $ / shares shares	Jun. 05, 2020 USD ($) $ / shares shares	May 27, 2020 USD ($) shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 19, 2020 USD ($) shares	Jan. 29, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Sep. 02, 2021 $ / shares shares	Jun. 29, 2021 $ / shares shares	Mar. 31, 2020 $ / shares shares	Mar. 21, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized (in Shares) | shares																					500,000,000																				500,000,000			500,000,000		500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.01																	$ 0.01																				$ 0.01			$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Outstanding (in Shares) | shares																					155,381,183																				212,853,706			212,853,706		155,381,183	81,268,443
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																														63,374,555
Debt Conversion, Original Debt, Amount																																												$ 0	$ 617,000
Stock Issued During Period, Shares, New Issues (in Shares) | shares									461,358					6,672,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares		$ 0.25				$ 0.25	$ 0.01		$ 0.26	$ 0.31				$ 0.25							$ 0.0305																						$ 0.034		$ 0.034	$ 0.0305	$ 0.034
Stock Issued During Period, Value, New Issues														$ 1,668,000																											$ 41,000			1,668,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares) | shares					2,500,000							336,000																										5,116,668
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares					$ 0.03							$ 0.03																										$ 0.03
Conversion of Stock, Shares Issued (in Shares) | shares						4,237,424					600,000																										4,000,001
Number of Individuals											4
Conversion of Stock, Shares Converted (in Shares) | shares						1,059,356					4,800
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares		312,800					1,962			300,000														386,985								2,901,440													386,985		300,000
Stock Repurchased and Retired During Period, Shares (in Shares) | shares				2,000,000																																											700,000
Stock Issued During Period, Shares, Other (in Shares) | shares				637,953
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares		312,800
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture		$ 78,200
APIC, Share-based Payment Arrangement, Increase for Cost Recognition																																												7,897			$ 212,187
APIC, Share-based Payment Arrangement, Option, Increase for Cost Recognition																																									199,079		$ 91,647	203,858	$ 119,227	$ 421,502
Other Nonoperating Gains (Losses)																																									0		0	(332,242)
Stock Issued During Period, Value, Issued for Services		$ 78,200																																									21,656	421,559	29,336	7,680	22,005
Share-based Payment Arrangement, Noncash Expense																																												$ 761,222	259,307	$ 568,363	$ 234,192
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares																																												13,585,000		14,886,000	0
Share-based Payment Arrangement, Expense																						$ 49,290											$ 176,229												9,792	$ 24,645
Gain on Settlement of Accounts Payable and Accrued Liabilities																								$ 6,988																					6,988	(37,186)	$ 35,532
Dividends, Preferred Stock																																									40,433		19,392	$ 115,047	56,143	75,535
Dividends Payable, Current																					$ 9,967																				125,014			125,014		9,967	$ 0
Units, Sold (in Shares) | shares								3,000,000
Unit, Price per unit (in Dollars per share) | $ / shares								$ 1
Unit, Description								each Unit consisting of (a) one share of a newly formed Series C Convertible Preferred Stock, par value $0.01 per share (the “Series C Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Proceeds from Issuance or Sale of Equity								$ 3,000,000
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares) | shares								12,600,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares								12,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value																																									$ 789,500		$ 0	$ 789,500	$ 0
Share Price (in Dollars per share) | $ / shares																																									$ 0.28		$ 0.04	$ 0.28	$ 0.04
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																					$ 71,156																				$ 1,205,961			$ 1,205,961		$ 71,156
Common Stock, Shares, Issued (in Shares) | shares																					155,381,183																				212,853,706			212,853,706		155,381,183	81,268,443
Class of Warrants, Exercised (in Shares) | shares																																														(8,382,382)	(3,514,900)
Gains (Losses) on Restructuring of Debt																																$ 24,894									$ 0		$ 6,988	$ 0	$ 6,988	$ 6,988	$ 0
Number of Transactions																																														19
APIC, Share-based Payment Arrangement, Other, Increase for Cost Recognition																																														$ (421,502)	69,750
Preferred Stock Dividends, Shares (in Shares) | shares																					2,151,204
Stock Issued During Period, Value, Conversion of Convertible Securities																																									156,441		730,764	156,441	824,042	21,656	910,837
Gain (Loss) on Extinguishment of Debt																																									$ 0		0	1,836	0	35,236	70,000
Stock Repurchased and Retired During Period, Value																																															$ 7,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares																																															6,975,000
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture																																															$ 273,300
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																																													528,995	460,562	881,296
Debt Instrument, Convertible, Beneficial Conversion Feature																																														0	225,393
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt																																														0	34,500
Stock Issued During Period, Value, Other																																												0	$ 17,787
Adjustments to Additional Paid in Capital, Other																																															35,532,000,000
Imputed Interest																																														$ 0	9,018
Preferred Stock, Shares Authorized (in Shares) | shares																					100,000,000																									100,000,000
(in Dollars per share) | $ / shares																							$ 0.03
Loss on modification of options																							$ 4,113
Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares															7,285,062	6,449,610	4,319,378	4,463,507	3,505,964	4,123,750
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares															$ 0.01575	$ 0.0154	$ 0.01266	$ 0.01224	$ 0.01224	$ 0.012
Stock Issued During Period, Shares, New Issues (in Shares) | shares																																								6,192,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																																								$ 0.25
Stock Issued During Period, Value, New Issues																																								$ 1,548,000
Number of Individuals												4																												45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares												336,000
Unit, Price per unit (in Dollars per share) | $ / shares	$ 1
Unit, Description	each Unit consisting of (a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Proceeds from Issuance or Sale of Equity	$ 3,100,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares												600,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in Shares) | shares																																										600,000
Services [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																																				200,000
Stock Issued During Period, Value, Issued for Services																																				$ 7,680
Consulting Services [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Other Accrued Liabilities																																															174,813
Notes Payable, Other Payables [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Other Accrued Liabilities																																															137,759
Legal Fees [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Other Accrued Liabilities																																															71,279
Prepaid Legal Fees [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Other Accrued Liabilities																																															$ 9,721
Restricted Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																																													200,000
Stock Issued During Period, Value, Issued for Services																																													$ 7,680
Share-based Payment Arrangement, Noncash Expense																																														$ 67,623
Share-based Payment Arrangement, Expense																																													69,342
Share-based Payment Arrangement, Option [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
APIC, Share-based Payment Arrangement, Option, Increase for Cost Recognition																																														164,647
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares			3,000,000
Share-based Payment Arrangement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense																																														67,623
Officers and Board Members [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
APIC, Share-based Payment Arrangement, Option, Increase for Cost Recognition																																												201,292
Share-based Payment Arrangement, Noncash Expense																																													53,050
Officers and Board Members [Member] | Share-based Payment Arrangement, Option [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense																																													27,580
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																																	$ 14.91						$ 14.91
Number of Individuals																																	4
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																																	4,800
Stock Issued During Period, Value, Issued for Services																																	$ 71,558											0	71,558	$ 71,558
Dividends, Preferred Stock																																												$ 1,000	3,967
Dividends Payable, Current																																	$ 9,967										$ 3,967		$ 3,967
Preferred Stock, Dividend Payment Terms																																	issuance of 755,076 shares of Common Stock based upon the average price of $0.0132 per share for the five-day period ended December 31, 2020												issuance of 98,780 shares of Common Stock based upon the average price of $0.0402 per share for the five-day period ended September 30, 2020
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																					$ 0.01																				$ 0.01			$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares																					$ 25																									$ 25
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares																																							4,800
Preferred Stock, Shares Authorized (in Shares) | shares																					3,000,000																									3,000,000
Preferred Stock, Shares Issued (in Shares) | shares																					4,800																				0			0		4,800	0
Preferred Stock, Redemption Terms																																														The designation includes, among other terms, that: ■ The Series A Preferred Stock ranks junior to our Series X Preferred Stock; ■ The Series A Preferred Stock has limited voting rights only on matters impacting certain of our securities that are senior to the Series A and in transactions involving mergers or similar transactions that adversely affects and deprives holders of the Series A Preferred Stock; ■ The Series A Preferred Stock is on a parity with all equity securities issued by us with terms specifically providing that those equity securities rank on a parity with the Series A Preferred Stock with respect to rights to the payment of dividends and the distribution of assets upon our liquidation, dissolution or winding up; ■ The Series A Preferred Stock is junior to all equity securities issued by us with terms specifically providing that those equity securities rank senior to the Series A Preferred Stock with respect to rights to the payment of dividends and the distribution of assets upon our liquidation, dissolution or winding up; ■ The Series A Preferred Stock is effectively junior to all of our existing and future indebtedness; ■ The Series A Preferred Stock will remain outstanding indefinitely unless we decide to redeem or otherwise repurchase it at our option; ■ The Series A Preferred Stock will accrue cumulative cash dividends at the rate of 10% of the $25.00 per share liquidation preference per annum which will accrue if we do not have funds to pay the dividend; ■ We have not yet generated revenues from our current business plan, and we do not presently have a reserve to pay dividends that will be due in the future on the Series A Preferred Stock; ■ No dividends will be paid or set apart for payment by us at any time if it would violate the terms of any agreement in which we are a party to or that we may enter into in the future; ■ The Series A Preferred Stock may be redeemed by us on or after March 3, 2022, for a cash redemption price of $25.00 per share if certain requirements are met; ■ The Series A Preferred Stock is not convertible into our Common Stock; and ■ If we fail to pay a dividend on the Series A Preferred, holders will not receive additional interest or fees in respect to such dividend.
Preferred Stock, Dividend Rate, Percentage																																														10.00%
Preferred Stock, Shares Outstanding (in Shares) | shares																					4,800																				0			0		4,800	0
Series A Preferred Stock [Member] | Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares												4,800
Stock Repurchased and Retired During Period, Shares (in Shares) | shares												4,800
Series C Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Value, New Issues																																												$ 1,491,283
Conversion of Stock, Shares Issued (in Shares) | shares						4,237,424																															4,000,001
Conversion of Stock, Shares Converted (in Shares) | shares						1,059,356																															1,000,000
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares						$ 0.25																															$ 0.25
Dividends Payable																																									$ 67,370			$ 67,370
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																																									$ 0.01			$ 0.01
Preferred Stock, Shares Issued (in Shares) | shares																																									940,644			940,644
Preferred Stock, Shares Outstanding (in Shares) | shares																																									940,644			940,644
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares																																															26,227
Stock Issued During Period, Value, New Issues																																															$ 910,837
Stock Issued During Period, Shares, Other (in Shares) | shares																																															26,227
Dividends, Preferred Stock																					$ 65,568																				$ 15,141			$ 46,677	$ 49,176	$ 65,568
Preferred Stock, Dividend Payment Terms																																												The Company reserves the right to pay the dividends in shares of the Company’s Common Stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration		The Company reserves the right to pay the dividends in shares of the Company’s Common Stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration
Dividends Payable																					$ 0																									$ 0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																					$ 0.01																				$ 0.01			$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares																					$ 25																									$ 25
Preferred Stock, Voting Rights																																												The Company reserves the right to pay the dividends in shares of the Company’s Common Stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration. Each one share of the Series X Preferred Stock is entitled to 20,000 votes		Each one share of the Series X Preferred Stock is entitled to 20,000 votes
Number of Note Holders																																														2
Preferred Stock Dividends, Shares (in Shares) | shares																					2,151,204
Preferred Stock, Shares Issued (in Shares) | shares																					26,227																				24,227			24,227		26,227	26,227
Preferred Stock, Dividend Rate, Percentage																																														10.00%
Preferred Stock, Shares Outstanding (in Shares) | shares																					26,227																				24,227			24,227		26,227	26,227
Series X Preferred Stock [Member] | Officers and Board Members [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Dividends, Preferred Stock																																												$ 6,000
Series X Preferred Stock [Member] | Majority Shareholder [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Dividends, Preferred Stock																																									$ 7,816			23,444	23,443
Series X Preferred Stock [Member] | Investor [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Dividends, Preferred Stock																																									$ 5,325			$ 17,233	$ 15,983
Dividends Payable																					$ 26,310																									$ 26,310
Preferred Stock Dividends, Shares (in Shares) | shares																					863,212
Series S Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized (in Shares) | shares																					27,324																									27,324
Cashless Exercise of Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares) | shares																																															3,514,900
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares																																		4,098,556										2,901,440	4,098,556
Other Nonoperating Gains (Losses)																																		$ 182,295										$ 24,894	$ 259,947
Class of Warrant or Rights, Exercised (in Shares) | shares																																													4,480,938
Class of Warrants, Exercised (in Shares) | shares																																		4,480,938
Stock Issued During Period, Value, Other																																															$ 35,149
Additional Shares for Variable Conversion Feature on Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares																																1,011,967												1,011,967
Each Consultant [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares																																													500,000
Share-based Payment Arrangement, Expense																																													$ 20,930
Consulting Services [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Number of Individuals																																													4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares																																													2,000,000
Share-based Payment Arrangement, Expense																																													$ 83,720
Agreement with Investors Regarding Exercise Price of Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares																																			1,000,000										1,000,000
Other Nonoperating Gains (Losses)																																			$ 77,652										$ 77,652
Class of Warrant or Rights, Exercised (in Shares) | shares																																													2,769,482
Class of Warrants, Exercised (in Shares) | shares																																			2,769,482
Settlement of Note Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt																																															$ 34,500
Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																														$ 813,000
Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount																			$ 3,913																											70,658
Convertible Debt [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																															38,179,083
Debt Conversion, Original Debt, Amount																																															$ 627,479
Gains (Losses) on Restructuring of Debt																																															(161,458)
Stock Issued During Period, Value, Conversion of Convertible Securities																																												$ 2,653,795		$ 1,633,406	$ 788,937
Legal Settlement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																															1,401,224
Debt Conversion, Original Debt, Amount																																															$ 74,104
Gain (Loss) on Extinguishment of Debt																																															$ (26,924)
Minimum [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																					$ 0.0108																									$ 0.0108
Share Price (in Dollars per share) | $ / shares																					0.0198																									0.0198
Maximum [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																					0.012																									0.012
Share Price (in Dollars per share) | $ / shares																					$ 0.0425																									$ 0.0425
Eagle Equities Note 4 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																			3,505,964	4,123,750	7,629,714
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																			$ 0.01224	$ 0.012
Eagle Equities Note 4 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount																			$ 39,000	$ 45,000	$ 84,000
Eagle Equities Note 4 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount																				4,485	$ 8,398
Eagle Equities Note 5 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																	4,319,378	4,463,507	4,463,507		8,782,885
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																	$ 0.01266	$ 0.01224	$ 0.01224
Eagle Equities Note 5 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount																	$ 50,000			50,000	$ 100,000
Eagle Equities Note 5 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount																	$ 4,683			$ 4,633	$ 9,317
Eagle Equities Note 6 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares															7,285,062	6,449,610					13,734,672
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares															$ 0.01575	$ 0.0154
Eagle Equities Note 6 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount															$ 107,200	$ 93,000					$ 200,000
Eagle Equities Note 6 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount															$ 7,540	$ 6,324					$ 13,864
Eagle Equities Note 7 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares													1,184,148								1,184,148
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 0.24984
Debt Conversion, Original Debt, Amount													$ 200,200								$ 200,200
Eagle Equities Note 7 [Member] | Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares														1,184,148
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares														$ 0.24984
Debt Conversion, Original Debt, Amount														$ 200,200
Eagle Equities Note 8 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares													639,593								639,593
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 0.23851
Debt Conversion, Original Debt, Amount													$ 114,400								$ 114,400
Eagle Equities Note 8 [Member] | Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares													639,593
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 0.23851
Debt Conversion, Original Debt, Amount													$ 114,400
Eagle Equities Note 9 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares													605,177								605,177
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 0.24984
Debt Conversion, Original Debt, Amount													$ 114,400								$ 114,400
Eagle Equities Note 9 [Member] | Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares													605,177
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 0.24984
Debt Conversion, Original Debt, Amount													$ 114,400
Eagle Equities Note 10 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares													1,095,131								1,095,131
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 0.23748
Debt Conversion, Original Debt, Amount													$ 200,200								$ 200,200
Eagle Equities Note 10 [Member] | Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares													1,095,131
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 0.23748
Debt Conversion, Original Debt, Amount													$ 200,200
Eagle Equities Note 1 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																									2,320,000	3,429,814	3,188,735	2,045,130	3,243,434	2,023,358	2,015,783
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																									$ 0.021	$ 0.01572	$ 0.01518	$ 0.01362	$ 0.0132	$ 0.0132	$ 0.0132
Eagle Equities Note 1 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount																												$ 26,000	$ 40,000	$ 25,000	$ 25,000
Eagle Equities Note 1 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount																												$ 1,855	$ 2,813	$ 1,708	$ 1,608
Options Exercise Price $0.04 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																							$ 0.04
Options Modified (in Shares) | shares																							150,000
Options Exercise Price $0.05 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																							$ 0.05
Options Modified (in Shares) | shares																							7,450,000
Options Exercise Price $0.06 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																							$ 0.06
Options Modified (in Shares) | shares																							1,000,000
Options Exercise Price $12.40 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																							$ 21.4
Options Modified (in Shares) | shares																							67,879